Long-Term Investments - Schedule of Other Income Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Gross unrealized gain (upward adjustment)	¥ 0	$ 0	¥ 0	¥ 17,298
Gross unrealized losses (downward adjustments including impairment)	(25,370)	(3,981)	(39,181)	0
Net unrealized gains/losses on equity investments held	(25,370)	(3,981)	(39,181)	17,298
Net realized gains on equity investments sold	0	0	0	6,778
Total net gains/losses recognized in other income, net	¥ (25,370)	$ (3,981)	¥ (39,181)	¥ 24,076